Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders Equity Note [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table reconciles the components of basic and diluted net loss per common share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Net loss from continuing operations attributable to common stockholders(3)	$(4,480,878)	$(1,175,611)	(5,573,814)	$(2,332,760)
Dividends on restricted stock expected to vest and operating partnership units(3)	(82,820)	(2,618)	(45,111)	(5,417)
Gain on redemption of common stock(2)	—	(300)	—	1,575
Basic net loss from continuing operations attributable to common stockholders(3)	$(4,563,698)	$(1,178,529)	$(5,618,925)	$(2,336,602)
Basic net (loss) income from discontinued operations attributable to common stockholders(3)	$(55,115)	$(20,554)	$8,925	$(89,537)
Weighted average common shares outstanding(3)	5,823,296	1,030,392	3,452,032	1,012,870
Potential dilutive shares(1)	—	—	—	—
Weighted average common shares outstanding and potential dilutive shares(4)	5,823,296	1,030,392	3,452,032	1,012,870
Basic loss from continuing operations per share(3)	$(0.78)	$(1.14)	$(1.63)	$(2.31)
Basic (loss) income from discontinued operations per share(3)	$(0.01)	$(0.02)	$0.00	$(0.09)
Diluted loss from continued operations per share(4)	$(0.78)	$(1.14)	$(1.63)	$(2.31)
Diluted (loss) income from discontinued operations per share(4)	$(0.01)	$(0.02)	$0.00	$(0.09)

The number of shares and per share amounts for the prior period have been retroactively restated to reflect the two reverse stock splits of the Class B common stock discussed below.
(1)
Excludes 5,933 and 6,199 shares of Class B common stock and 279,652 and 140,598 Operating Partnership units for the three and six months ended June 30, 2014, respectively, and 6,593 and 6,859 shares of Class B common stock for the three and six months ended June 30, 2013, respectively, related to non-vested restricted stock and Operating Partnership Units, as the effect would be anti-dilutive. Also excludes any potential dilution related to the 1,000 shares of convertible stock outstanding as of June 30, 2013, as there would be no conversion into common shares.

(2)	Represents the difference between the fair value and carrying amount of the common stock upon redemption.
(3)	For 2014, amounts relate to Class A, Class B-1, B-2, B-3 common shares and Long-Term Incentive Plan Units outstanding. For 2013, amounts relate to common shares outstanding.
(4)	For 2014, amounts relate to Class A, Class B-1, B-2, B-3 common shares and Operating Partnership and Long-Term Incentive Plan Units outstanding. For 2013, amounts relate to common shares outstanding.

The following table reconciles the components of basic and diluted net (loss) income per common share:

	For the Year Ended December 31,
	2013	2012
Net (loss) income from continuing operations attributable to common shareholders	$(2,751,129)	$3,732,285
Dividends on restricted stock expected to vest	(11,136)	(11,564)
Gain on redemption of common stock(2)	1,575	4,018
Basic net (loss) income from continuing operations attributable to common shareholders	$(2,760,690)	$3,724,739
Net loss from discontinued operations	$(356,546)	$(720,815)
Net loss from discontinued operations attributable to noncontrolling interest	(136,674)	(909,371)
Basic net (loss) income from discontinued operations attributable to common shareholders	$(219,872)	$188,556
Weighted average common shares outstanding	2,348,849	1,679,778
Potential dilutive shares(1)	—	16,475
Weighted average common shares outstanding and potential dilutive shares	2,348,849	1,696,253
Basic (loss) income from continuing operations per share	$(1.18)	$2.22
Basic (loss) income from discontinued operations per share	$(0.09)	$0.11
Diluted (loss) income from continued operations per share	$(1.18)	$2.20
Diluted (loss) income from discontinued operations per share	$(0.09)	$0.11

(1)
Excludes 15,908 shares related to non-vested restricted stock for the year ended December 31, 2013, as the effect would be anti-dilutive. Also excludes any dilution related to the 1,000 shares of convertible stock as the conversion would be anti-dilutive and currently there would be no conversion into common shares.

(2)	Represents the difference between the fair value and carrying amount of the common stock upon redemption.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the status of the Company’s non-vested shares as of June 30, 2014, and changes during the six months ended June 30, 2014, is as follows:

Non Vested shares	Shares(1)	Weighted average grant-date fair value(1)
Balance at January 1, 2014	6,593	$150,000
Granted	—	—
Vested	(659)	(15,000)
Forfeited	—	—
Balance at June 30, 2014	5,934	$135,000

(1) The number of shares and per share amounts for the prior period have been retroactively restated to reflect the two reverse stock splits of the Class B common stock discussed above.

A summary of the status of the Company’s non-vested shares as of December 31, 2013 and 2012, is as follows:

Non Vested shares	Shares	Weighted average grant-date fair value
Balance at January 1, 2012	16,500	165,000
Granted	7,500	75,000
Vested	(7,500)	(75,000)
Forfeited	—	—
Balance at December 31, 2012	16,500	165,000
Granted	7,500	75,000
Vested	(9,000)	(90,000)
Forfeited	—	—
Balance at December 31, 2013	15,000	$150,000

Schedule of Distributions Made to Members or Limited Partners, by Distribution [Table Text Block]
Distributions for the six months ended June 30, 2014 were as follows:

	Distributions
2014	Declared	Paid
First Quarter
Common Stock	$273,028	$416,491
Class A Common Stock	—	—
Class B-1 Common Stock	—	—
Class B-2 Common Stock	—	—
Class B-3 Common Stock	—	—
OP Units	—	—
LTIP Units	—	—
Total	$273,028	$416,491
Second Quarter
Common Stock	$—	$—
Class A Common Stock	1,303,740	869,150
Class B-1 Common Stock	102,549	68,365
Class B-2 Common Stock	102,549	68,365
Class B-3 Common Stock	102,549	68,365
OP Units	82,000	54,667
LTIP Units	94,418	62,945
Total	$1,787,805	$1,191,857

Distributions, including distributions paid by issuing shares under the distribution reinvestment plan, for the year ended December 31, 2013 were as follows:

	Distributions
2013	Declared	Paid
First Quarter	$393,291	$385,167
Second Quarter	412,265	413,477
Third Quarter	426,066	423,134
Fourth Quarter	425,648	421,686
	$1,657,270	$1,643,464